Provisions - Summary of Detailed Information of Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information of provision [Line Items]
Financial expense from provisions update	€ 1,669	€ 0	€ 0
Non-current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	13,836	1,439
Financial expense from provisions update	1,669
Charge / (Credit) to results:	(441)	1,992
(+) additional provisions recognized (net)	2,687	4,305
(+) Business combinations put option liability		10,405
(+/-) Short-term transferred	(500)	(1,752)
(-) Amounts used during the year	(2,628)	(561)
Carrying amount at year end	3,064	13,836	1,439
Non-current [Member] | ABL [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability	(12,000)
Non-current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	11,652	120
Financial expense from provisions update	1,669
Charge / (Credit) to results:	(899)	1,127
(+) additional provisions recognized (net)	655	1,245
(+) Business combinations put option liability		10,405
(+/-) Short-term transferred	(500)
(-) Amounts used during the year	(1,054)	(118)
Carrying amount at year end	422	11,652	120
Non-current [Member] | Others [Member] | ABL [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability	(12,000)
Non-current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	2,184	1,319
Charge / (Credit) to results:	458	865
(+) additional provisions recognized (net)	2,032	3,060
(+/-) Short-term transferred		(1,752)
(-) Amounts used during the year	(1,574)	(443)
Carrying amount at year end	2,642	2,184	1,319
Current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,752	1,318
Charge / (Credit) to results:	597	434
(+) additional provisions recognized (net)	1,475	0
(+/-) Short-term transferred	500	1,752
(-) Amounts used during the year	(1,378)	(1,318)
Carrying amount at year end	2,349	1,752	1,318
Current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Charge / (Credit) to results:	500
(+) additional provisions recognized (net)	0
(+/-) Short-term transferred	500
Carrying amount at year end	500
Current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,752	1,318
Charge / (Credit) to results:	97	434
(+) additional provisions recognized (net)	1,475	0
(+/-) Short-term transferred		1,752
(-) Amounts used during the year	(1,378)	(1,318)
Carrying amount at year end	€ 1,849	€ 1,752	€ 1,318